Note to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Note to Consolidated Statements of Cash Flows
Note to Consolidated Statements of Cash Flows

28. Note to Consolidated Statements of Cash Flows

Reconciliation of net income/(loss) for the year to net cash generated from/(used in) operating activities:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Net income/(loss)	101,094	(360,386)	(167,041)
Adjustments to reconcile net income/(loss) to net cash generated from/(used in) operating activities
Depreciation and amortization	8,207	8,664	7,190
Amortization of finance costs	—	18	44
Loss on disposals of property, plant and equipment	86	111	70
Impairment of property, plant and equipment	3,678	—	—
Impairment of right-of-use assets	2,088	—	—
Provision for excess and obsolete inventories, net	552	293	(23)
Provision for credit losses, net	125	43	(76)
Share-based compensation expense—share options	6,184	6,736	16,365
Share-based compensation expense—LTIP	30,416	23,850	25,625
Equity in earnings of equity investees, net of tax	(47,295)	(49,753)	(60,617)
Dividends received from SHPL	42,308	43,718	49,872
Impairment of investment in other equity investee	—	130	—
Changes in right-of-use assets	1,604	2,721	(3,727)
Fair value losses on warrant	—	2,452	12,548
Gain from divestment of HBYS	—	—	(121,310)
Gain from divestment of subsidiaries	(96)	—	—
Gain from divestment of other equity investee	(45)	—	—
Unrealized currency translation (gain)/loss	(1,574)	13,274	(2,505)
Changes in income tax balances	780	(19,174)	6,904
Changes in operating assets and liabilities
Accounts receivable	(21,336)	(14,451)	(35,634)
Other receivables, prepayments and deposits	8,624	11,922	(5,596)
Amounts due from related parties	(339)	150	(162)
Inventories	4,135	(21,213)	(16,002)
Accounts payable	(32,542)	29,938	9,565
Other payables, accruals and advance receipts	(4,409)	52,629	66,224
Lease liabilities	(1,752)	(2,701)	3,079
Deferred revenue	119,810	386	11,071
Others	(1,045)	2,044	(87)
Total changes in operating assets and liabilities	71,146	58,704	32,458
Net cash generated from/(used in) operating activities	219,258	(268,599)	(204,223)